Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,316,939.05
Total Fee Amount	1,700.97
Total Offset Amount	0.00
Net Fee	$ 1,700.97
Offering Table N/A
Offset Table N/A	N/A